Net Losses on Sales of Loans	12 Months Ended
Dec. 31, 2025
Net Losses on Sales of Loans [Abstract]
Net losses on sales of loans
23	Net losses on sales of loans

As mentioned in Note 5(c), the Group transferred the delinquent loans to third parties. Net losses on sale of loans which summarizes the received from sales of loans are net losses of RMB17,190,545, RMB6,497,731 and RMB 20,967,075 for the years ended December 31, 2023, 2024 and 2025, respectively.